NET LOSS PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX
Net Loss Attributable To Common Shareholders			$ (287,763)	$ (4,148,947)
Weighted Average Common Shares Outstanding - Basic And Diluted	219,614,098	340,268,500	219,614,098	165,747,163
Net Loss Per Share - Basic And Diluted			$ (0.00)	$ (0.03)